ABERDEEN FUNDS

Aberdeen China A Share Equity Fund (the “Fund”)

Supplement dated July 31, 2020 to the Fund’s Summary Prospectus, Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2020, as supplemented to date

Effective immediately, all references to Nicholas Chui in the Prospectus and SAI are deleted.

Please retain this supplement for future reference.